Short-term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short-term borrowings, Amount	$ 49,091	$ 55,401	$ 38,966
Short Term Borrowings, Rate	0.10%	0.19%	0.18%
Short term Debt average daily balance, Amount	51,781	46,824	51,972
Short term Debt average daily balance, Rate	0.18%	0.22%	0.44%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings, Amount	31,038	37,947	26,016
Short Term Borrowings, Rate	0.05%	0.15%	0.08%
Short term Debt average daily balance, Amount	34,388	30,494	24,179
Short term Debt average daily balance, Rate	0.11%	0.18%	0.46%
Maximum month-end balance, Amount	37,509	37,947	30,608
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings, Amount	18,053	17,454	12,950
Short Term Borrowings, Rate	0.19%	0.26%	0.39%
Short term Debt average daily balance, Amount	17,393	16,330	27,793
Short term Debt average daily balance, Rate	0.33%	0.31%	0.43%
Maximum month-end balance, Amount	$ 18,234	$ 17,646	$ 62,871